Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental cash flow disclosures
Interest paid	$ 111	$ 113	$ 81
Income taxes paid, net of refunds received	55	(11)	59
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5	12	7
Cash disbursements for payments of taxes	(4)	(6)	(5)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 1	$ 6	$ 2
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	144,755	308,010	228,011
Aggregate value of shares withheld	$ 6	$ 13	$ 8